Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Sales, net	$ 950,751	$ 862,944	$ 759,285
Cost of sales	169,743	186,359	179,279
Impairment	2,042
Gross profit	778,966	676,585	580,006
Operating expenses:
Research and development	71,160	65,510	55,430
Selling, marketing, general and administrative	92,365	87,644	91,733
Settlements and loss contingencies	973	(4,200)	2,590
Total operating expenses	164,498	148,954	149,753
Operating income	614,468	527,631	430,253
Financial income, net	(19,672)	(51,311)	(12,285)
Other gain, net	2,680	2,738	1,369
Income before income taxes	636,820	581,680	443,907
Tax expense	95,313	96,059	82,729
Income from continuing operations	541,507	485,621	361,178
Net loss from discontinued operations attributable to Taro	(236)	(787)	(319)
Net income	541,271	484,834	360,859
Net income attributable to non-controlling interest	339	577	472
Net income attributable to Taro	540,932	484,257	360,387
Net income from continuing operations attributable to Taro	541,168	485,044	360,706
Net loss from discontinued operations attributable to Taro	(236)	(787)	(319)
Net income attributable to Taro	$ 540,932	$ 484,257	$ 360,387
Net income per ordinary share from continuing operations attributable to Taro:
Basic	$ 12.63	$ 11.32	$ 8.15
Diluted	12.63	11.32	8.15
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic	(0.01)	(0.01)	(0.01)
Diluted	(0.01)	(0.01)	(0.01)
Net income per ordinary share attributable to Taro:
Basic	12.62	11.31	8.14
Diluted	$ 12.62	$ 11.31	$ 8.14
Weighted-average number of ordinary shares used to compute net income per share:
Basic	42,832,241	42,833,533	44,276,003
Diluted	42,832,241	42,833,750	44,279,124